Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder shares
On March 24, 2021, the Sponsor and Metric purchased 5,750,000 Founder Shares for an aggregate purchase price of $25,000. This amount was paid on behalf of the Company to cover certain expenses. The number of Founder Shares will collectively represent approximately 20% of the Company’s issued and outstanding shares after the Initial Public Offering.
The Sponsor and the Company’s directors and executive officers have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one
basis, subject to certain adjustments, as described in Note 6.
In connection with the closing of the Initial Public Offering, certain anchor investors acquired from the Sponsor and Metric in the aggregate
1,452,654
Founder Shares at the original purchase price that the Sponsor and Metric paid for the Founder Shares. Each anchor investor has agreed with the Sponsor and Metric that, if it does not purchase in the Initial Public Offering the number of Units in its indication of interest, it will automatically forfeit its interest in all such Founder Shares.
The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities was expensed as incurred in the statement of operations. Offering costs allocated to the Public Shares were charged to stockholders’ equity upon the completion of the Initial Public Offering.
In
September 2022, the Sponsor and Metric sold an aggregate of 850,000 of its Founder Shares to two third-party investors for cash and, as needed, consulting services, to fund the Company’s extension period and provide and general working capital. The consulting services offered were considered a benefit that the Company realized as

a result of the Sponsor and Metric’s transaction with the third-party investors. The fair value of the consulting services was determined to be a financing expense in accordance with Staff Accounting Bulletin Topic 5A.
Promissory notes-related parties
On September 13, 2022, the Company entered into promissory note agreements with the Sponsor and Metric for an aggregate $
490,000
. The Notes are
non-interest
bearing and are payable on the earlier of the date on which a business combination is consummated or the date that the winding up of the Company is effective. As of March 31, 2023 and December 31, 2022, there was $
490,000
outstanding under the promissory notes.
In November 2022, December 2022, and January 2023, the Company entered into promissory note agreements with various parties (“Promissory Notes”) for an aggregate borrowing capacity of $990,000. The Promissory Notes include a zero interest bearing note, notes that accrue interest at a 50% rate per annum, and notes that have 100% interest payable upon the consummation of an initial Business Combination.
 The zero interest bearing notes and the notes that accrue interest at a
50% rate per annum are payable on the earliest to occur of (i) the date on which the Company consummates its initial Business Combination or (ii) the date that the winding up of the Company is effective. The notes that have
100% interest payable upon consummation of an initial Business combination are due and payable upon the consummation of the Company’s initial Business Combination.
As of March 31, 2023 and December 31, 2022, the Company has drawn down an aggregate $990,000 and $767,500, respectively, on the Promissory Notes. As of March 31, 2023 and December 31, 2022, the Company had accrued $73,158 and $7,719 interest related to the 50% per annum interest rate Promissory Notes, respectively, and $134,269 and $32,865 for the contingent interest embedded derivative liability related to the 100% interest rate Promissory Notes, respectively, payable upon consummation of an initial Business Combination. The contingent interest liability is treated as an issuance cost and is recorded against a debt discount. The Promissory Notes are recorded net of debt discount, with the debt discount being amortized into the Promissory Note balance through the maturity date.
Related party loans
In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Further, if the Sponsor elects to extend the period of time to consummate an initial Business Combination beyond 24 months from the closing of the Initial Public Offering, the Sponsor (or its affiliates or designees) may be required to deposit additional funds into the Trust Account in the form of a loan to us, as described in the prospectus (the “Extension Loans”, together with the Working Capital Loans, the “Company Loans”). If we complete our initial business combination, we would repay such loaned amounts out of the proceeds of the Trust Account released to us. In the event that our initial business combination does not close, we may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from our Trust Account would be used to repay such loaned amounts. Up to $
4,600,000 of such loans that may be extended to us by the Sponsor, its affiliates or designees or any of our directors or officers, as the case may be, may be converted into warrants, at a price of $
1.50
per warrant, at the option of the lender. If issued, the warrants would be identical in terms of their terms and conditions to the private placement warrants, including as to exercise price, exercisability and exercise period. Except as set forth above, the terms of such loans or warrants, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the consummation of our initial business combination, we do not expect to seek loans from parties other than the Sponsor, its affiliates or designees or our directors or officers as we do not believe third parties will be willing to loan such funds and waive any and all rights to seek access to funds in our Trust Account. After our initial business combination, members of the
FLAG team who remain with us may be paid consulting, management or other fees from the combined company with any and all amounts being fully disclosed to our stockholders, to the extent then known, in the tender offer or proxy solicitation materials (as applicable) furnished to our stockholders. It is unlikely the amount of such compensation will be known at the time of distribution of such tender offer materials or at the time of a stockholder meeting held to consider our initial business combination, as applicable, as it will be up to the directors of the post-combination business to determine executive and director compensation.
Administrative support agreement
The Company has the option, commencing on the date that the Company’s securities are first listed on a U.S. national securities exchange through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay an affiliate of the Sponsor a total of $
10,000 per month for office space, secretarial, and administrative support.

NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
On March 24, 2021, the Sponsor and Metric purchased
5,750,000 shares of the Company’s Class B common stock (the “Founder Shares”) for an aggregate purchase price of $
25,000. This amount was paid on behalf of the Company to cover certain expenses. The number of Founder Shares will collectively represent approximately
20
% of the Company’s issued and outstanding shares after the Initial Public Offering.
The Sponsor and the Company’s directors and executive officers have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 120 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, stock exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their shares of Class A common stock for cash, securities or other property.
The Founder Shares will automatically convert into shares of Class A common stock upon consummation of a Business Combination on a one-for-one
basis, subject to certain adjustments, as described in Note 6.
In connection with the closing of the Initial Public Offering, certain anchor investor acquired from the Sponsor and Metric in the aggregate
1,452,654
Founder Shares at the original purchase price that the Sponsor and Metric paid for the Founder Shares. Each anchor investor has agreed with the Sponsor and Metric that, if it does not purchase in the Initial Public Offering the number of Units in its indication of interest, it will automatically forfeit its interest in all such Founder Shares.
The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to derivative warrant liabilities was expensed as incurred in the statement of operations. Offering costs allocated to the Public Shares were charged to stockholders’ equity upon the completion of the Initial Public Offering.
In
 September 2022, the Sponsor and Metric sold an aggregate of
850,000 of its
Founder Shares to two third-party investors for cash and, as needed, consulting services, to fund the Company’s extension period and provide and general working capital. The consulting services offered were considered a benefit that the Company realized as a result of the Sponsor and Metric’s transaction with the third-party investors. The fair value of the consulting services of $360,000 was determined to be a financing expense in accordance with Staff Accounting Bulletin Topic 5A.
Promissory Note — Related Parties
In
March 2021, the Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note is non-interest
bearing
and is payable on the earlier of December 31, 2021 or the completion of the Initial Public Offering. The Company had borrowed $188,804 under the Note and repaid the outstanding amount in full on September 14, 2021. As of December 31, 2022 and 2021, the Company did not have any amounts outstanding under the note.
On September 13, 2022, the Company entered into promissory note agreements with the Sponsor and Metric (“Related Party Promissory Notes”) for an aggregate $
490,000. The Related Party Promissory Notes are
non-interest
bearing and are payable on the earlier of the date on which a business combination is consummated or the date that the winding up of the Company is effective. As of December 31, 2022, there is $490,000 outstanding under these
agreements.
In November and December 2022, the Company entered into promissory note agreements with various parties (“Promissory Notes”) for an aggregate borrowing capacity of $
905,000. The Promissory Notes include a zero interest bearing note, notes that accrue interest at a

50
%
 rate per annum, and notes that have

100
% interest payable upon the consummation of an initial Business Combination. As of December 31, 2022, the Company has drawn down an aggregate $
767,500 on the Promissory Notes.
The Company has accrued $
7,719
interest related to the
50
% per annum interest rate Promissory Notes and

a
 $
32,865
contingent interest embedded derivative liability related to th
e
100
%
 interest rate Promissory Notes payable upon consummation of an initial Business Combination as of December 31, 2022. The contingent interest liability is treated as an issuance cost and is recorded against a debt discount. The Promissory Notes are recorded net of debt discount, with the debt discount being amortized into the Promissory Note balance through the maturity date.
Related Party Loans
In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor intends to loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company intends to have the ability to repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. In the event that a Business Combination does not close, the Company intends to have the ability to use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. At the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, the Company had no outstanding borrowings under the
Working Capital Loans.

Administrative Support Agreement
The Company has the option, commencing on the date that the Company’s securities are first listed on a U.S. national securities exchange through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay an affiliate of the Sponsor a total of $
10,000
per month for office space, secretarial, and administrative support.